Share-Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	207,458,573	695,927,716
Share based compensation expense	¥ 919,255	¥ 3,837,913	¥ 3,486,307
TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	22,273
Vested Options [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		421,060
Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	896,982	¥ 3,837,913	¥ 3,428,914
Unrecognized compensation costs	¥ 797,000
Weighted average period	2 years 6 months
2018 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	2,300,588,991	2,300,588,991
Expiration period	10 years
2018 Plan [Member] | Vested Options [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		198,166,910
2018 Plan [Member] | Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		894,515,686
2021 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	813,513,695	528,463,580
Expiration period	10 years
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	6,340,060
Requisite service period	1 year
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	71,251,482
Requisite service period	4 years
2021 Plan [Member] | Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	285,050,115	894,515,686